UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 - March 31, 2017

Item 1.  Schedule of Investments.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 95.6%

AGENCY MORTGAGE-BACKED SECURITIES - 92.7%
$122,681	FHLMC Gold Pool #A37619	4.500%	09/01/35	$131,922
206,604	FHLMC Gold Pool #A39555	5.500%	11/01/35	234,379
422,827	FHLMC Gold Pool #A88945	4.000%	08/01/39	447,012
543,487	FHLMC Gold Pool #A92435	5.000%	06/01/40	592,102
18,870	FHLMC Gold Pool #C00778	7.000%	06/01/29	21,902
250,523	FHLMC Gold Pool #C03552	4.500%	08/01/40	270,648
535,861	FHLMC Gold Pool #G05457	4.500%	05/01/39	578,364
274,749	FHLMC Gold Pool #G07025	5.000%	02/01/42	300,267
99,649	FHLMC Gold Pool #G08022	6.000%	11/01/34	113,445
98,124	FHLMC Gold Pool #G08047	6.000%	03/01/35	111,958
578,581	FHLMC Gold Pool #G08378	6.000%	10/01/39	654,202
267,447	FHLMC Gold Pool #G30285	6.000%	02/01/26	302,111
66,073	FHLMC Gold Pool #G80111	7.300%	12/17/22	71,064
8,000	FHLMC Gold Pool #H09098	6.500%	10/01/37	8,791
104,381	FHLMC Gold Pool #P00024	7.000%	09/01/32	116,924
328,852	FHLMC Gold Pool #P50079	5.000%	07/01/33	347,063
176,139	FHLMC Gold Pool #T30126	5.550%	07/01/37	195,464
72,656	FHLMC Gold Pool #T30133	5.550%	07/01/37	80,659
347,309	FHLMC Gold Pool #T60798	3.500%	07/01/42	353,605
193,705	FHLMC Gold Pool #U30400	5.550%	06/01/37	214,915
1,578,688	FHLMC Gold Pool #U80611	4.500%	11/01/33	1,727,899
204,769	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	233,065
34,637	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	39,691
23,431	FHLMC, Series 2201, Class C	8.000%	11/15/29	27,058
93,852	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	105,489
22,891	FHLMC, Series 2576, Class HC	5.500%	03/15/33	24,898
68,146	FHLMC, Series 2802, Class OH	6.000%	05/15/34	73,367
221,490	FHLMC, Series 3033, Class WY	5.500%	09/15/35	245,826
83,751	FHLMC, Series 3072, Class DL	6.000%	02/15/35	91,289
286,338	FHLMC, Series 3143, Class BC	5.500%	02/15/36	315,886
40,694	FHLMC, Series 3255, Class QE	5.500%	12/15/36	45,161
377,227	FHLMC, Series 3613, Class HJ	5.500%	12/15/39	420,091
277,467	FHLMC, Series 3677, Class PB	4.500%	05/15/40	296,890
458,790	FHLMC, Series 3926, Class OP	6.000%	08/15/25	492,143
520,631	FHLMC, Series 3960, Class BM	3.000%	02/15/30	533,739
138,726	FHLMC, Series 4050, Class NK	4.500%	09/15/41	148,080
1,000,000	FHLMC, Series 4299, Class JY	4.000%	01/15/44	1,095,904
23,024	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	25,219
197,765	FNMA Pool #252034	7.000%	09/01/28	228,877
17,334	FNMA Pool #252215	6.000%	11/01/28	19,595
189,951	FNMA Pool #256182	6.000%	03/01/36	208,139
21,199	FNMA Pool #256972	6.000%	11/01/37	22,707
123,480	FNMA Pool #257138	5.000%	03/01/38	131,728
43,394	FNMA Pool #594207	6.500%	02/01/31	48,649
167,858	FNMA Pool #687887	5.500%	03/01/33	191,896
298,591	FNMA Pool #694795	5.500%	04/01/33	341,611
95,645	FNMA Pool #724888	5.500%	06/01/33	103,348
129,830	FNMA Pool #735861	6.500%	09/01/33	148,543
222,156	FNMA Pool #745318	5.000%	12/01/34	241,322
79,255	FNMA Pool #801506	4.750%	09/01/34	85,719
85,788	FNMA Pool #813839	6.000%	11/01/34	94,950
45,051	FNMA Pool #819230	5.350%	02/01/35	50,526

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

$366,777	FNMA Pool #819457	4.750%	02/01/35	$397,622
974,783	FNMA Pool #821082	6.000%	03/01/35	1,062,476
165,104	FNMA Pool #831927	6.000%	12/01/36	187,696
91,055	FNMA Pool #833303	5.150%	05/01/35	102,476
534,494	FNMA Pool #846323	4.250%	11/01/35	567,617
457,053	FNMA Pool #851762	4.250%	01/01/36	485,532
236,892	FNMA Pool #852504	5.350%	09/01/35	264,658
27,405	FNMA Pool #878502	5.350%	12/01/35	30,732
423,633	FNMA Pool #883281	7.000%	07/01/36	491,054
38,484	FNMA Pool #888534	5.000%	08/01/37	40,839
475,810	FNMA Pool #891367	4.750%	04/01/36	516,869
156,376	FNMA Pool #895567	5.450%	04/01/36	176,705
576,624	FNMA Pool #896838	5.450%	07/01/36	645,191
616,653	FNMA Pool #899651	6.500%	08/01/37	707,197
8,872	FNMA Pool #908160	5.500%	12/01/36	9,043
107,253	FNMA Pool #930504	5.000%	02/01/39	115,316
43,132	FNMA Pool #930664	6.500%	03/01/39	49,923
407,759	FNMA Pool #940441	5.780%	03/01/37	460,107
140,921	FNMA Pool #954633	5.500%	02/01/37	154,381
17,189	FNMA Pool #954957	6.000%	10/01/37	18,406
144,927	FNMA Pool #995656	7.000%	06/01/33	170,915
406,969	FNMA Pool #AB2693	4.500%	04/01/41	440,515
271,607	FNMA Pool #AC5445	5.000%	11/01/39	300,342
391,010	FNMA Pool #AC9581	5.500%	01/01/40	439,753
224,171	FNMA Pool #AL6860	4.500%	03/01/44	245,138
217,854	FNMA Pool #AM4671	5.320%	10/01/43	258,369
811,491	FNMA Pool #AM5015	4.940%	12/01/43	920,788
173,791	FNMA Pool #AS5235	3.500%	06/01/45	178,780
148,104	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	166,170
227,974	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	259,553
126,335	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	145,332
2,003,492	FNMA, Series 2003-18, Class XD	5.000%	03/25/33	2,164,202
46,153	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	50,618
248,878	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	280,765
158,765	FNMA, Series 2004-17, Class H	5.500%	04/25/34	175,028
274,414	FNMA, Series 2004-18, Class EZ	6.000%	04/25/34	307,052
100,406	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	102,781
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	201,345
106,934	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	117,309
608,171	FNMA, Series 2006-24, Class Z	5.500%	04/25/36	681,372
602,824	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	691,220
188,307	FNMA, Series 2007-71, Class GB	6.000%	07/25/37	213,437
172,926	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	193,352
426,288	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	460,736
477,720	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	522,653
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	172,212
290,000	FNMA, Series 2010-136, Class CY	4.000%	12/25/40	309,837
109,457	FNMA, Series 2012-51, Class B	7.000%	05/25/42	125,635
592,046	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	631,452
76,714	FNMA, Series G93-5, Class Z	6.500%	02/25/23	82,740
121	GNMA I Pool #602377	4.500%	06/15/18	122
366	GNMA I Pool #603377	4.500%	01/15/18	368
166,773	GNMA I Pool #615272	4.500%	07/15/33	182,113
110,362	GNMA I Pool #626755	5.000%	03/15/35	122,201
144,414	GNMA I Pool #644970	5.000%	06/15/35	158,784

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

$87,166	GNMA I Pool #647406	5.000%	09/15/35	$96,012
114,475	GNMA I Pool #650493	5.000%	01/15/36	126,491
100,482	GNMA I Pool #675477	5.000%	06/15/38	110,989
331,381	GNMA I Pool #678649	4.000%	12/15/39	357,999
122,097	GNMA I Pool #697999	4.500%	02/15/24	129,311
255,907	GNMA I Pool #711286	6.500%	10/15/32	290,318
384,443	GNMA I Pool #737844	3.500%	01/15/26	400,315
489,726	GNMA I Pool #752112	3.500%	01/15/33	513,629
225,599	GNMA I Pool #781341	6.000%	10/15/31	261,872
400,554	GNMA I Pool #781886	5.500%	03/15/35	452,630
86,007	GNMA I Pool #782771	4.500%	09/15/24	91,612
741,427	GNMA II Pool #003066	5.500%	04/20/31	826,591
27,903	GNMA II Pool #003284	5.500%	09/20/32	31,348
137,426	GNMA II Pool #003403	5.500%	06/20/33	154,342
282,919	GNMA II Pool #003638	6.000%	11/20/34	326,925
75,669	GNMA II Pool #003689	4.500%	03/20/35	81,508
271,901	GNMA II Pool #003909	5.500%	10/20/36	300,861
7,389	GNMA II Pool #004284	5.500%	11/20/38	7,781
108,343	GNMA II Pool #004291	6.000%	11/20/38	122,972
23,271	GNMA II Pool #004412	5.000%	04/20/39	24,318
153,574	GNMA II Pool #004561	6.000%	10/20/39	176,430
107,915	GNMA II Pool #004702	3.500%	06/20/25	112,266
116,649	GNMA II Pool #004753	8.000%	08/20/30	128,739
484,392	GNMA II Pool #004838	6.500%	10/20/40	548,014
1,014,517	GNMA II Pool #442324	4.500%	08/20/41	1,092,906
74,735	GNMA II Pool #610116	5.760%	04/20/33	82,586
194,579	GNMA II Pool #648541	6.000%	10/20/35	206,378
564,788	GNMA II Pool #781642	5.500%	08/20/33	643,239
534,157	GNMA II Pool #AG0467	4.000%	04/20/44	564,959
99,597	GNMA II Pool #MA2295	4.500%	10/20/44	103,731
147,817	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	167,833
48,694	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	55,677
44,734	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	51,854
107,455	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	120,983
63,809	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	67,915
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	165,837
171,019	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	176,199
345,697	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	380,574
290,055	GNMA, Series 2003-57, Class C	4.500%	04/20/33	317,141
95,215	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	106,165
13,205	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	13,367
205,086	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	214,879
566,933	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	620,469
187,194	GNMA, Series 2005-49, Class B	5.500%	06/20/35	208,888
155,626	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	170,310
56,095	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	62,717
909,969	GNMA, Series 2007-14, Class PB	5.400%	03/20/37	1,010,442
43,265	GNMA, Series 2007-18, Class B	5.500%	05/20/35	49,539
320,600	GNMA, Series 2007-59, Class ZT	5.500%	10/20/37	355,809
79,950	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	87,821
45,054	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	50,415
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	263,366
361,782	GNMA, Series 2008-35, Class NF	5.000%	04/20/38	396,474
371,355	GNMA, Series 2008-38, Class PL	5.500%	05/20/38	422,641
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	344,126

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

$1,549,568	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	$1,747,373
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	176,665
440,483	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	486,100
1,500,000	GNMA, Series 2010-116, Class JB	5.000%	06/16/40	1,681,779
311,258	GNMA, Series 2010-129, Class NK	4.000%	06/20/39	325,190
320,960	GNMA, Series 2012-124, Class NE	2.000%	10/20/42	261,570

Total Agency Mortgage-Backed Securities (identified cost, $49,943,496)	$49,890,121

OTHER U.S. GOVERNMENT GUARANTEED - 2.9%

INDUSTRIALS - 2.9%
$1,421,000	Vessel Management Services, Inc.	5.125%	04/16/35	$1,568,312

Total Other U.S. Government Guranteed (identified cost, $1,621,383)	$1,568,312

TOTAL FIXED INCOME INVESTMENTS (identified cost, $51,564,879) — 95.6%	$51,458,433

SHORT-TERM INVESTMENTS - 4.2%

$2,281,418	Fidelity Government Money Market Fund, 0.57% (1)	$2,281,418

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,281,418) — 4.2%	$2,281,418

TOTAL INVESTMENTS (identified cost, $53,846,297) — 99.8%	$53,739,851

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	76,379

NET ASSETS — 100.0%	$53,816,230

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of March 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$455,620
Gross Unrealized Depreciation	(562,066)
Net Unrealized Depreciation	$(106,446)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2017 (Unaudited)

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Agency Mortgage-Backed Securities	$-	$49,890,121	$-	$49,890,121
Other U.S. Government Guaranteed		1,568,312		1,568,312
Short-Term Investments	-	2,281,418	-	2,281,418

Total Investments	$-	$53,739,851	$-	$53,739,851

The level classification by major category of investments is the same as the category presentation in the Fund's Portfolio of Investments.
The Fund utilizes the end of period methodology when determining transfers.  There were no tranfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	May 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer
Date:	May 4, 2017

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer
Date:	May 4, 2017